Goodwill and Other Intangible Assets (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 124,500	$ 249,000